25. Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Schedule of provisions

As of December 31, provisions are comprised of the following:

	2017	2016	2015
Post-employment benefits	$37,363	$35,734	$22,464
Tax liabilities	5,338	4,474	5,364
Other provisions	28,012	–	142,514
Total provisions	$70,713	$40,208	$170,342